Headcount (Tables)	12 Months Ended
Dec. 31, 2023
HEADCOUNT
Summary of number of employees

Country	12-31-2023	12-31-2022
Chile	2,056	2,136
Argentina (1)	21	22
Total	2,077	2,158
Average	2,134	2,256
(1)	This item corresponds to the branch of Enel Generación Chile located in the province of Jujuy, Argentina.